Statements of Operations - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Formation and operating costs	$ 526	$ 3,704,239
Loss from operations	(526)	(3,704,239)
Other income:
Change in fair value of warrants		956,035
Trust interest income		115,444
Total other income		1,071,479
Net loss	$ (526)	$ (2,632,760)
Basic and diluted weighted average shares outstanding, common stock	6,000,000	6,853,151
Basic and diluted net loss per share	$ 0.00	$ (0.08)
Redeemable Common Stock [Member]
Other income:
Basic and diluted weighted average shares outstanding, common stock		26,492,055
Basic and diluted net loss per share		$ (0.08)